Shareholder Report	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Variable Trust, Inc.
Entity Central Index Key	0000743773
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000055530
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class F
Trading Symbol	CVIIPF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the materials, energy, and consumer staples sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, utilities, and energy sectors held the smallest weights within the Index by sector

↓ Among countries, Portugal, Denmark, and Finland were the weakest performers within the Index during the period

↓ By period-end, New Zealand, Portugal, and Austria held the smallest weights within the Index by country

↑ Five of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and communication services sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Israel, Singapore, and Austria were the best-performing countries within the Index; while Japan, the U.K., and France held the largest weights by country

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	MSCI EAFE Index
12/14	$10,000	$10,000
1/15	$10,073	$10,049
2/15	$10,686	$10,650
3/15	$10,520	$10,488
4/15	$10,886	$10,916
5/15	$10,909	$10,860
6/15	$10,588	$10,552
7/15	$10,778	$10,772
8/15	$9,943	$9,979
9/15	$9,508	$9,472
10/15	$10,197	$10,213
11/15	$10,030	$10,054
12/15	$9,815	$9,919
1/16	$9,247	$9,201
2/16	$8,939	$9,033
3/16	$9,556	$9,621
4/16	$9,820	$9,899
5/16	$9,736	$9,809
6/16	$9,473	$9,480
7/16	$9,862	$9,960
8/16	$9,901	$9,967
9/16	$10,025	$10,090
10/16	$9,776	$9,883
11/16	$9,591	$9,687
12/16	$9,839	$10,018
1/17	$10,168	$10,308
2/17	$10,273	$10,456
3/17	$10,584	$10,744
4/17	$10,861	$11,017
5/17	$11,238	$11,421
6/17	$11,249	$11,401
7/17	$11,554	$11,730
8/17	$11,555	$11,726
9/17	$11,817	$12,017
10/17	$12,008	$12,200
11/17	$12,099	$12,328
12/17	$12,244	$12,526
1/18	$12,883	$13,154
2/18	$12,228	$12,560
3/18	$12,142	$12,334
4/18	$12,326	$12,615
5/18	$12,072	$12,332
6/18	$11,902	$12,181
7/18	$12,219	$12,481
8/18	$11,949	$12,240
9/18	$12,057	$12,346
10/18	$11,096	$11,364
11/18	$11,123	$11,349
12/18	$10,556	$10,798
1/19	$11,241	$11,508
2/19	$11,499	$11,801
3/19	$11,591	$11,876
4/19	$11,938	$12,210
5/19	$11,331	$11,623
6/19	$11,997	$12,313
7/19	$11,739	$12,157
8/19	$11,520	$11,842
9/19	$11,857	$12,181
10/19	$12,262	$12,619
11/19	$12,400	$12,761
12/19	$12,773	$13,176
1/20	$12,434	$12,900
2/20	$11,492	$11,734
3/20	$9,812	$10,168
4/20	$10,465	$10,825
5/20	$11,024	$11,296
6/20	$11,381	$11,681
7/20	$11,599	$11,953
8/20	$12,156	$12,568
9/20	$11,880	$12,241
10/20	$11,404	$11,752
11/20	$13,087	$13,574
12/20	$13,738	$14,205
1/21	$13,542	$14,054
2/21	$13,863	$14,369
3/21	$14,185	$14,700
4/21	$14,592	$15,142
5/21	$15,136	$15,636
6/21	$14,923	$15,460
7/21	$15,042	$15,576
8/21	$15,267	$15,851
9/21	$14,757	$15,391
10/21	$15,200	$15,769
11/21	$14,511	$15,035
12/21	$15,203	$15,805
1/22	$14,614	$15,042
2/22	$14,167	$14,776
3/22	$14,136	$14,871
4/22	$13,226	$13,909
5/22	$13,471	$14,013
6/22	$12,265	$12,713
7/22	$12,882	$13,346
8/22	$12,127	$12,712
9/22	$10,993	$11,523
10/22	$11,630	$12,143
11/22	$13,208	$13,510
12/22	$12,961	$13,521
1/23	$14,061	$14,616
2/23	$13,632	$14,311
3/23	$14,052	$14,666
4/23	$14,437	$15,080
5/23	$13,869	$14,442
6/23	$14,484	$15,099
7/23	$14,868	$15,587
8/23	$14,283	$14,990
9/23	$13,768	$14,478
10/23	$13,344	$13,891
11/23	$14,471	$15,181
12/23	$15,233	$15,987
1/24	$15,155	$16,079
2/24	$15,587	$16,374
3/24	$16,088	$16,912
4/24	$15,568	$16,479
5/24	$16,368	$17,117
6/24	$16,009	$16,841
7/24	$16,471	$17,335
8/24	$17,027	$17,899
9/24	$17,139	$18,064
10/24	$16,194	$17,082
11/24	$16,164	$16,985
12/24	$15,679	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	2.95%	4.18%	4.60%
MSCI EAFE Index (net of foreign withholding taxes)	3.82%	4.72%	5.19%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 158,292,027
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 176,557
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$158,292,027
# of Portfolio Holdings	728
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$176,557

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Utilities	3.1%
Short-Term Investments	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	5.9%
Consumer Staples	8.0%
Information Technology	8.5%
Consumer Discretionary	10.9%
Health Care	12.1%
Industrials	17.2%
Financials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
Toyota Motor Corp.	1.3%
AstraZeneca PLC	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Total	13.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Adviser [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030373
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class I
Trading Symbol	CVPIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the materials, energy, and consumer staples sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, utilities, and energy sectors held the smallest weights within the Index by sector

↓ Among countries, Portugal, Denmark, and Finland were the weakest performers within the Index during the period

↓ By period-end, New Zealand, Portugal, and Austria held the smallest weights within the Index by country

↑ Five of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and communication services sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Israel, Singapore, and Austria were the best-performing countries within the Index; while Japan, the U.K., and France held the largest weights by country

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
12/14	$10,000	$10,000
1/15	$10,077	$10,049
2/15	$10,692	$10,650
3/15	$10,527	$10,488
4/15	$10,897	$10,916
5/15	$10,924	$10,860
6/15	$10,604	$10,552
7/15	$10,796	$10,772
8/15	$9,961	$9,979
9/15	$9,528	$9,472
10/15	$10,219	$10,213
11/15	$10,054	$10,054
12/15	$9,839	$9,919
1/16	$9,272	$9,201
2/16	$8,965	$9,033
3/16	$9,586	$9,621
4/16	$9,852	$9,899
5/16	$9,770	$9,809
6/16	$9,507	$9,480
7/16	$9,898	$9,960
8/16	$9,939	$9,967
9/16	$10,065	$10,090
10/16	$9,815	$9,883
11/16	$9,633	$9,687
12/16	$9,884	$10,018
1/17	$10,218	$10,308
2/17	$10,325	$10,456
3/17	$10,641	$10,744
4/17	$10,919	$11,017
5/17	$11,303	$11,421
6/17	$11,315	$11,401
7/17	$11,625	$11,730
8/17	$11,628	$11,726
9/17	$11,893	$12,017
10/17	$12,087	$12,200
11/17	$12,181	$12,328
12/17	$12,330	$12,526
1/18	$12,977	$13,154
2/18	$12,320	$12,560
3/18	$12,236	$12,334
4/18	$12,424	$12,615
5/18	$12,171	$12,332
6/18	$12,001	$12,181
7/18	$12,323	$12,481
8/18	$12,055	$12,240
9/18	$12,165	$12,346
10/18	$11,196	$11,364
11/18	$11,227	$11,349
12/18	$10,656	$10,798
1/19	$11,349	$11,508
2/19	$11,612	$11,801
3/19	$11,707	$11,876
4/19	$12,059	$12,210
5/19	$11,448	$11,623
6/19	$12,123	$12,313
7/19	$11,865	$12,157
8/19	$11,646	$11,842
9/19	$11,987	$12,181
10/19	$12,399	$12,619
11/19	$12,541	$12,761
12/19	$12,919	$13,176
1/20	$12,580	$12,900
2/20	$11,628	$11,734
3/20	$9,930	$10,168
4/20	$10,592	$10,825
5/20	$11,159	$11,296
6/20	$11,524	$11,681
7/20	$11,748	$11,953
8/20	$12,313	$12,568
9/20	$12,035	$12,241
10/20	$11,554	$11,752
11/20	$13,262	$13,574
12/20	$13,924	$14,205
1/21	$13,726	$14,054
2/21	$14,055	$14,369
3/21	$14,383	$14,700
4/21	$14,797	$15,142
5/21	$15,352	$15,636
6/21	$15,138	$15,460
7/21	$15,261	$15,576
8/21	$15,493	$15,851
9/21	$14,978	$15,391
10/21	$15,430	$15,769
11/21	$14,733	$15,035
12/21	$15,438	$15,805
1/22	$14,844	$15,042
2/22	$14,392	$14,776
3/22	$14,361	$14,871
4/22	$13,439	$13,909
5/22	$13,690	$14,013
6/22	$12,466	$12,713
7/22	$13,096	$13,346
8/22	$12,331	$12,712
9/22	$11,179	$11,523
10/22	$11,828	$12,143
11/22	$13,436	$13,510
12/22	$13,187	$13,521
1/23	$14,311	$14,616
2/23	$13,875	$14,311
3/23	$14,304	$14,666
4/23	$14,699	$15,080
5/23	$14,123	$14,442
6/23	$14,751	$15,099
7/23	$15,146	$15,587
8/23	$14,552	$14,990
9/23	$14,030	$14,478
10/23	$13,601	$13,891
11/23	$14,750	$15,181
12/23	$15,530	$15,987
1/24	$15,452	$16,079
2/24	$15,895	$16,374
3/24	$16,409	$16,912
4/24	$15,882	$16,479
5/24	$16,701	$17,117
6/24	$16,338	$16,841
7/24	$16,812	$17,335
8/24	$17,381	$17,899
9/24	$17,499	$18,064
10/24	$16,537	$17,082
11/24	$16,510	$16,985
12/24	$16,023	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.14%	4.39%	4.82%
MSCI EAFE Index (net of foreign withholding taxes)	3.82%	4.72%	5.19%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 158,292,027
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 176,557
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$158,292,027
# of Portfolio Holdings	728
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$176,557

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Utilities	3.1%
Short-Term Investments	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	5.9%
Consumer Staples	8.0%
Information Technology	8.5%
Consumer Discretionary	10.9%
Health Care	12.1%
Industrials	17.2%
Financials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
Toyota Motor Corp.	1.3%
AstraZeneca PLC	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Total	13.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Adviser [Text Block]

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000164865
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class F
Trading Symbol	CVPIBF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Municipal bonds, non-agency mortgage-backed securities, and high-yield corporate bonds were the weakest-performing sectors within the Index during the period

↑ Asset-backed securities, commercial mortgage-backed securities, and investment-grade corporate bonds were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasurys, agency mortgage-backed securities, and investment-grade corporate bonds held the largest weights within the Index by asset class

↑ Shorter-duration securities generally outperformed longer-duration securities within the Index during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
1/15	$10,211	$10,190	$10,210
2/15	$10,111	$10,131	$10,114
3/15	$10,160	$10,173	$10,161
4/15	$10,121	$10,161	$10,124
5/15	$10,090	$10,143	$10,100
6/15	$9,981	$10,030	$9,990
7/15	$10,045	$10,088	$10,059
8/15	$10,023	$10,059	$10,045
9/15	$10,079	$10,098	$10,113
10/15	$10,079	$10,130	$10,114
11/15	$10,046	$10,093	$10,088
12/15	$10,000	$10,043	$10,055
1/16	$10,128	$10,154	$10,193
2/16	$10,193	$10,226	$10,266
3/16	$10,299	$10,351	$10,360
4/16	$10,350	$10,422	$10,400
5/16	$10,341	$10,430	$10,402
6/16	$10,536	$10,614	$10,589
7/16	$10,593	$10,701	$10,656
8/16	$10,584	$10,713	$10,644
9/16	$10,569	$10,715	$10,638
10/16	$10,481	$10,644	$10,556
11/16	$10,228	$10,405	$10,307
12/16	$10,235	$10,436	$10,321
1/17	$10,248	$10,473	$10,341
2/17	$10,318	$10,553	$10,411
3/17	$10,310	$10,550	$10,406
4/17	$10,386	$10,637	$10,486
5/17	$10,459	$10,719	$10,567
6/17	$10,455	$10,710	$10,556
7/17	$10,499	$10,764	$10,601
8/17	$10,583	$10,856	$10,696
9/17	$10,525	$10,818	$10,645
10/17	$10,532	$10,831	$10,652
11/17	$10,519	$10,815	$10,638
12/17	$10,563	$10,863	$10,687
1/18	$10,443	$10,758	$10,564
2/18	$10,342	$10,656	$10,464
3/18	$10,396	$10,710	$10,531
4/18	$10,305	$10,638	$10,452
5/18	$10,373	$10,696	$10,527
6/18	$10,363	$10,681	$10,514
7/18	$10,362	$10,703	$10,516
8/18	$10,410	$10,756	$10,584
9/18	$10,348	$10,710	$10,516
10/18	$10,258	$10,620	$10,433
11/18	$10,310	$10,668	$10,495
12/18	$10,498	$10,835	$10,688
1/19	$10,600	$10,984	$10,801
2/19	$10,590	$10,996	$10,795
3/19	$10,798	$11,195	$11,003
4/19	$10,798	$11,210	$11,005
5/19	$10,978	$11,382	$11,201
6/19	$11,112	$11,543	$11,341
7/19	$11,142	$11,578	$11,366
8/19	$11,412	$11,840	$11,661
9/19	$11,354	$11,788	$11,599
10/19	$11,380	$11,826	$11,634
11/19	$11,378	$11,824	$11,628
12/19	$11,354	$11,842	$11,620
1/20	$11,585	$12,054	$11,843
2/20	$11,773	$12,235	$12,056
3/20	$11,707	$11,996	$11,985
4/20	$11,895	$12,236	$12,198
5/20	$11,963	$12,350	$12,255
6/20	$12,035	$12,453	$12,332
7/20	$12,219	$12,672	$12,517
8/20	$12,101	$12,599	$12,416
9/20	$12,099	$12,576	$12,409
10/20	$12,027	$12,531	$12,353
11/20	$12,152	$12,695	$12,475
12/20	$12,158	$12,739	$12,492
1/21	$12,069	$12,659	$12,402
2/21	$11,895	$12,495	$12,223
3/21	$11,741	$12,350	$12,071
4/21	$11,835	$12,454	$12,166
5/21	$11,854	$12,501	$12,206
6/21	$11,943	$12,592	$12,291
7/21	$12,070	$12,719	$12,429
8/21	$12,036	$12,710	$12,405
9/21	$11,932	$12,602	$12,298
10/21	$11,924	$12,591	$12,294
11/21	$11,953	$12,607	$12,331
12/21	$11,905	$12,598	$12,299
1/22	$11,665	$12,322	$12,034
2/22	$11,536	$12,154	$11,900
3/22	$11,229	$11,828	$11,569
4/22	$10,821	$11,387	$11,130
5/22	$10,865	$11,449	$11,202
6/22	$10,701	$11,221	$11,026
7/22	$10,952	$11,503	$11,296
8/22	$10,658	$11,204	$10,977
9/22	$10,215	$10,721	$10,502
10/22	$10,082	$10,603	$10,366
11/22	$10,450	$10,999	$10,748
12/22	$10,387	$10,961	$10,699
1/23	$10,711	$11,301	$11,028
2/23	$10,446	$11,024	$10,743
3/23	$10,702	$11,282	$11,016
4/23	$10,763	$11,351	$11,083
5/23	$10,643	$11,233	$10,962
6/23	$10,612	$11,216	$10,923
7/23	$10,599	$11,227	$10,915
8/23	$10,527	$11,160	$10,846
9/23	$10,262	$10,893	$10,570
10/23	$10,088	$10,730	$10,403
11/23	$10,541	$11,213	$10,874
12/23	$10,930	$11,638	$11,291
1/24	$10,914	$11,610	$11,260
2/24	$10,754	$11,471	$11,101
3/24	$10,842	$11,584	$11,203
4/24	$10,571	$11,313	$10,920
5/24	$10,745	$11,500	$11,105
6/24	$10,849	$11,606	$11,210
7/24	$11,089	$11,869	$11,472
8/24	$11,237	$12,044	$11,637
9/24	$11,383	$12,209	$11,793
10/24	$11,094	$11,932	$11,500
11/24	$11,215	$12,057	$11,622
12/24	$11,017	$11,875	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	0.78%	(0.60)%	0.97%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 112,351,706
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 29,256
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,351,706
# of Portfolio Holdings	320
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$29,256

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BB	0.2%
BBB	16.4%
A	8.6%
AA	73.2%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Adviser [Text Block]	Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030374
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class I
Trading Symbol	CVPIBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Municipal bonds, non-agency mortgage-backed securities, and high-yield corporate bonds were the weakest-performing sectors within the Index during the period

↑ Asset-backed securities, commercial mortgage-backed securities, and investment-grade corporate bonds were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasurys, agency mortgage-backed securities, and investment-grade corporate bonds held the largest weights within the Index by asset class

↑ Shorter-duration securities generally outperformed longer-duration securities within the Index during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
1/15	$10,211	$10,190	$10,210
2/15	$10,111	$10,131	$10,114
3/15	$10,160	$10,173	$10,161
4/15	$10,121	$10,161	$10,124
5/15	$10,090	$10,143	$10,100
6/15	$9,981	$10,030	$9,990
7/15	$10,045	$10,088	$10,059
8/15	$10,023	$10,059	$10,045
9/15	$10,079	$10,098	$10,113
10/15	$10,079	$10,130	$10,114
11/15	$10,048	$10,093	$10,088
12/15	$10,005	$10,043	$10,055
1/16	$10,134	$10,154	$10,193
2/16	$10,202	$10,226	$10,266
3/16	$10,310	$10,351	$10,360
4/16	$10,363	$10,422	$10,400
5/16	$10,357	$10,430	$10,402
6/16	$10,554	$10,614	$10,589
7/16	$10,613	$10,701	$10,656
8/16	$10,607	$10,713	$10,644
9/16	$10,595	$10,715	$10,638
10/16	$10,509	$10,644	$10,556
11/16	$10,255	$10,405	$10,307
12/16	$10,264	$10,436	$10,321
1/17	$10,281	$10,473	$10,341
2/17	$10,353	$10,553	$10,411
3/17	$10,347	$10,550	$10,406
4/17	$10,425	$10,637	$10,486
5/17	$10,501	$10,719	$10,567
6/17	$10,502	$10,710	$10,556
7/17	$10,545	$10,764	$10,601
8/17	$10,633	$10,856	$10,696
9/17	$10,576	$10,818	$10,645
10/17	$10,587	$10,831	$10,652
11/17	$10,575	$10,815	$10,638
12/17	$10,623	$10,863	$10,687
1/18	$10,503	$10,758	$10,564
2/18	$10,403	$10,656	$10,464
3/18	$10,459	$10,710	$10,531
4/18	$10,372	$10,638	$10,452
5/18	$10,441	$10,696	$10,527
6/18	$10,436	$10,681	$10,514
7/18	$10,433	$10,703	$10,516
8/18	$10,486	$10,756	$10,584
9/18	$10,426	$10,710	$10,516
10/18	$10,337	$10,620	$10,433
11/18	$10,392	$10,668	$10,495
12/18	$10,584	$10,835	$10,688
1/19	$10,688	$10,984	$10,801
2/19	$10,679	$10,996	$10,795
3/19	$10,891	$11,195	$11,003
4/19	$10,893	$11,210	$11,005
5/19	$11,079	$11,382	$11,201
6/19	$11,215	$11,543	$11,341
7/19	$11,248	$11,578	$11,366
8/19	$11,524	$11,840	$11,661
9/19	$11,468	$11,788	$11,599
10/19	$11,496	$11,826	$11,634
11/19	$11,494	$11,824	$11,628
12/19	$11,474	$11,842	$11,620
1/20	$11,709	$12,054	$11,843
2/20	$11,902	$12,235	$12,056
3/20	$11,836	$11,996	$11,985
4/20	$12,030	$12,236	$12,198
5/20	$12,100	$12,350	$12,255
6/20	$12,176	$12,453	$12,332
7/20	$12,366	$12,672	$12,517
8/20	$12,248	$12,599	$12,416
9/20	$12,251	$12,576	$12,409
10/20	$12,178	$12,531	$12,353
11/20	$12,310	$12,695	$12,475
12/20	$12,316	$12,739	$12,492
1/21	$12,229	$12,659	$12,402
2/21	$12,055	$12,495	$12,223
3/21	$11,902	$12,350	$12,071
4/21	$12,000	$12,454	$12,166
5/21	$12,021	$12,501	$12,206
6/21	$12,114	$12,592	$12,291
7/21	$12,246	$12,719	$12,429
8/21	$12,214	$12,710	$12,405
9/21	$12,110	$12,602	$12,298
10/21	$12,107	$12,591	$12,294
11/21	$12,135	$12,607	$12,331
12/21	$12,092	$12,598	$12,299
1/22	$11,850	$12,322	$12,034
2/22	$11,722	$12,154	$11,900
3/22	$11,411	$11,828	$11,569
4/22	$11,001	$11,387	$11,130
5/22	$11,046	$11,449	$11,202
6/22	$10,883	$11,221	$11,026
7/22	$11,140	$11,503	$11,296
8/22	$10,844	$11,204	$10,977
9/22	$10,394	$10,721	$10,502
10/22	$10,261	$10,603	$10,366
11/22	$10,637	$10,999	$10,748
12/22	$10,577	$10,961	$10,699
1/23	$10,908	$11,301	$11,028
2/23	$10,640	$11,024	$10,743
3/23	$10,904	$11,282	$11,016
4/23	$10,966	$11,351	$11,083
5/23	$10,848	$11,233	$10,962
6/23	$10,819	$11,216	$10,923
7/23	$10,808	$11,227	$10,915
8/23	$10,736	$11,160	$10,846
9/23	$10,467	$10,893	$10,570
10/23	$10,292	$10,730	$10,403
11/23	$10,757	$11,213	$10,874
12/23	$11,156	$11,638	$11,291
1/24	$11,142	$11,610	$11,260
2/24	$10,983	$11,471	$11,101
3/24	$11,075	$11,584	$11,203
4/24	$10,799	$11,313	$10,920
5/24	$10,978	$11,500	$11,105
6/24	$11,087	$11,606	$11,210
7/24	$11,335	$11,869	$11,472
8/24	$11,490	$12,044	$11,637
9/24	$11,642	$12,209	$11,793
10/24	$11,347	$11,932	$11,500
11/24	$11,475	$12,057	$11,622
12/24	$11,270	$11,875	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	1.03%	(0.36)%	1.20%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 112,351,706
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 29,256
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,351,706
# of Portfolio Holdings	320
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$29,256

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BB	0.2%
BBB	16.4%
A	8.6%
AA	73.2%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Adviser [Text Block]	Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000164864
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class F
Trading Symbol	CVPNOF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and NASDAQ-100® Index (the Index):

↓ Three of the 11 market sectors within the Index ― real estate, materials, and health care ― reported negative returns during the period

↓ The consumer staples sector was among the weakest performers, posting single-digit returns during the period

↑ Seven of the 11 market sectors within the Index reported double-digit performances during the period

↑ Among sectors, communication services, consumer discretionary, financials, utilities, and information technology (IT) were the strongest performers during the period

↑ By period-end, the IT, communication services, and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

* The Index is unmanaged, and returns do not reflect fees or operating expenses.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	S&P 500® Index	NASDAQ-100® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,792	$9,700	$9,797
2/15	$10,496	$10,257	$10,507
3/15	$10,246	$10,095	$10,263
4/15	$10,432	$10,192	$10,456
5/15	$10,667	$10,323	$10,698
6/15	$10,406	$10,123	$10,442
7/15	$10,862	$10,335	$10,903
8/15	$10,132	$9,712	$10,177
9/15	$9,910	$9,471	$9,959
10/15	$11,020	$10,270	$11,078
11/15	$11,073	$10,301	$11,140
12/15	$10,902	$10,138	$10,975
1/16	$10,155	$9,635	$10,230
2/16	$9,986	$9,622	$10,066
3/16	$10,656	$10,275	$10,749
4/16	$10,315	$10,315	$10,414
5/16	$10,766	$10,500	$10,877
6/16	$10,507	$10,527	$10,627
7/16	$11,249	$10,915	$11,385
8/16	$11,361	$10,931	$11,507
9/16	$11,606	$10,933	$11,765
10/16	$11,425	$10,733	$11,590
11/16	$11,465	$11,131	$11,640
12/16	$11,587	$11,351	$11,773
1/17	$12,187	$11,566	$12,391
2/17	$12,712	$12,025	$12,932
3/17	$12,965	$12,039	$13,197
4/17	$13,314	$12,163	$13,561
5/17	$13,821	$12,334	$14,087
6/17	$13,483	$12,411	$13,750
7/17	$14,036	$12,667	$14,323
8/17	$14,311	$12,705	$14,614
9/17	$14,286	$12,967	$14,597
10/17	$14,929	$13,270	$15,262
11/17	$15,227	$13,677	$15,577
12/17	$15,297	$13,829	$15,658
1/18	$16,616	$14,621	$17,020
2/18	$16,404	$14,082	$16,813
3/18	$15,750	$13,724	$16,151
4/18	$15,804	$13,777	$16,218
5/18	$16,693	$14,108	$17,138
6/18	$16,865	$14,195	$17,326
7/18	$17,320	$14,724	$17,804
8/18	$18,350	$15,203	$18,873
9/18	$18,284	$15,290	$18,818
10/18	$16,698	$14,245	$17,196
11/18	$16,672	$14,535	$17,180
12/18	$15,187	$13,223	$15,663
1/19	$16,569	$14,282	$17,098
2/19	$17,046	$14,741	$17,600
3/19	$17,722	$15,027	$18,309
4/19	$18,684	$15,636	$19,315
5/19	$17,133	$14,642	$17,723
6/19	$18,441	$15,674	$19,086
7/19	$18,864	$15,899	$19,537
8/19	$18,499	$15,648	$19,174
9/19	$18,640	$15,940	$19,332
10/19	$19,443	$16,286	$20,177
11/19	$20,229	$16,877	$21,005
12/19	$21,023	$17,386	$21,844
1/20	$21,642	$17,379	$22,500
2/20	$20,384	$15,949	$21,201
3/20	$18,834	$13,979	$19,595
4/20	$21,693	$15,771	$22,580
5/20	$23,048	$16,522	$24,005
6/20	$24,501	$16,850	$25,534
7/20	$26,304	$17,801	$27,425
8/20	$29,221	$19,080	$30,486
9/20	$27,546	$18,355	$28,757
10/20	$26,656	$17,867	$27,848
11/20	$29,603	$19,823	$30,940
12/20	$31,089	$20,585	$32,520
1/21	$31,169	$20,377	$32,625
2/21	$31,140	$20,939	$32,613
3/21	$31,581	$21,856	$33,093
4/21	$33,425	$23,022	$35,051
5/21	$33,017	$23,183	$34,642
6/21	$35,109	$23,724	$36,859
7/21	$36,081	$24,288	$37,897
8/21	$37,594	$25,026	$39,509
9/21	$35,435	$23,863	$37,262
10/21	$38,222	$25,534	$40,220
11/21	$38,917	$25,357	$40,978
12/21	$39,354	$26,494	$41,465
1/22	$35,990	$25,123	$37,945
2/22	$34,337	$24,371	$36,221
3/22	$35,788	$25,276	$37,772
4/22	$30,994	$23,071	$32,732
5/22	$30,503	$23,114	$32,231
6/22	$27,770	$21,206	$29,348
7/22	$31,254	$23,161	$33,046
8/22	$29,639	$22,217	$31,358
9/22	$26,499	$20,170	$28,050
10/22	$27,549	$21,804	$29,174
11/22	$29,078	$23,022	$30,812
12/22	$26,441	$21,696	$28,038
1/23	$29,249	$23,059	$31,028
2/23	$29,130	$22,496	$30,913
3/23	$31,888	$23,322	$33,862
4/23	$32,036	$23,686	$34,037
5/23	$34,490	$23,789	$36,670
6/23	$36,722	$25,361	$39,071
7/23	$38,108	$26,176	$40,572
8/23	$37,510	$25,759	$39,962
9/23	$35,609	$24,531	$37,955
10/23	$34,861	$24,015	$37,182
11/23	$38,605	$26,208	$41,205
12/23	$40,725	$27,399	$43,495
1/24	$41,468	$27,859	$44,316
2/24	$43,684	$29,347	$46,713
3/24	$44,198	$30,291	$47,288
4/24	$42,212	$29,054	$45,193
5/24	$44,880	$30,494	$48,081
6/24	$47,659	$31,589	$51,094
7/24	$46,860	$31,973	$50,280
8/24	$47,379	$32,749	$50,873
9/24	$48,557	$33,448	$52,179
10/24	$48,131	$33,145	$51,753
11/24	$50,660	$35,090	$54,503
12/24	$50,850	$34,254	$54,753

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	24.89%	19.29%	17.64%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ-100® Index	25.88%	20.15%	18.52%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 517,381,079
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 855,255
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$517,381,079
# of Portfolio Holdings	105
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$855,255

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.2%
Materials	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	1.8%
Industrials	4.5%
Health Care	4.8%
Consumer Staples	5.3%
Consumer Discretionary	14.2%
Communication Services	14.6%
Information Technology	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.8%
Amazon.com, Inc.	5.8%
Broadcom, Inc.	4.5%
Tesla, Inc.	3.7%
Meta Platforms, Inc., Class A	3.2%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.6%
Costco Wholesale Corp.	2.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030370
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class I
Trading Symbol	CVPNOI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and NASDAQ-100® Index (the Index):

↓ Three of the 11 market sectors within the Index ― real estate, materials, and health care ― reported negative returns during the period

↓ The consumer staples sector was among the weakest performers, posting single-digit returns during the period

↑ Seven of the 11 market sectors within the Index reported double-digit performances during the period

↑ Among sectors, communication services, consumer discretionary, financials, utilities, and information technology (IT) were the strongest performers during the period

↑ By period-end, the IT, communication services, and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

* The Index is unmanaged, and returns do not reflect fees or operating expenses.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	NASDAQ-100® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,792	$9,700	$9,797
2/15	$10,496	$10,257	$10,507
3/15	$10,246	$10,095	$10,263
4/15	$10,432	$10,192	$10,456
5/15	$10,667	$10,323	$10,698
6/15	$10,406	$10,123	$10,442
7/15	$10,862	$10,335	$10,903
8/15	$10,132	$9,712	$10,177
9/15	$9,910	$9,471	$9,959
10/15	$11,020	$10,270	$11,078
11/15	$11,077	$10,301	$11,140
12/15	$10,907	$10,138	$10,975
1/16	$10,162	$9,635	$10,230
2/16	$9,995	$9,622	$10,066
3/16	$10,666	$10,275	$10,749
4/16	$10,329	$10,315	$10,414
5/16	$10,782	$10,500	$10,877
6/16	$10,526	$10,527	$10,627
7/16	$11,272	$10,915	$11,385
8/16	$11,388	$10,931	$11,507
9/16	$11,636	$10,933	$11,765
10/16	$11,459	$10,733	$11,590
11/16	$11,502	$11,131	$11,640
12/16	$11,625	$11,351	$11,773
1/17	$12,231	$11,566	$12,391
2/17	$12,759	$12,025	$12,932
3/17	$13,016	$12,039	$13,197
4/17	$13,369	$12,163	$13,561
5/17	$13,883	$12,334	$14,087
6/17	$13,542	$12,411	$13,750
7/17	$14,102	$12,667	$14,323
8/17	$14,382	$12,705	$14,614
9/17	$14,361	$12,967	$14,597
10/17	$15,008	$13,270	$15,262
11/17	$15,313	$13,677	$15,577
12/17	$15,385	$13,829	$15,658
1/18	$16,718	$14,621	$17,020
2/18	$16,506	$14,082	$16,813
3/18	$15,850	$13,724	$16,151
4/18	$15,908	$13,777	$16,218
5/18	$16,807	$14,108	$17,138
6/18	$16,986	$14,195	$17,326
7/18	$17,447	$14,724	$17,804
8/18	$18,489	$15,203	$18,873
9/18	$18,427	$15,290	$18,818
10/18	$16,832	$14,245	$17,196
11/18	$16,809	$14,535	$17,180
12/18	$15,315	$13,223	$15,663
1/19	$16,713	$14,282	$17,098
2/19	$17,197	$14,741	$17,600
3/19	$17,882	$15,027	$18,309
4/19	$18,859	$15,636	$19,315
5/19	$17,296	$14,642	$17,723
6/19	$18,621	$15,674	$19,086
7/19	$19,052	$15,899	$19,537
8/19	$18,688	$15,648	$19,174
9/19	$18,837	$15,940	$19,332
10/19	$19,651	$16,286	$20,177
11/19	$20,449	$16,877	$21,005
12/19	$21,257	$17,386	$21,844
1/20	$21,886	$17,379	$22,500
2/20	$20,617	$15,949	$21,201
3/20	$19,056	$13,979	$19,595
4/20	$21,948	$15,771	$22,580
5/20	$23,325	$16,522	$24,005
6/20	$24,802	$16,850	$25,534
7/20	$26,632	$17,801	$27,425
8/20	$29,595	$19,080	$30,486
9/20	$27,902	$18,355	$28,757
10/20	$27,004	$17,867	$27,848
11/20	$29,993	$19,823	$30,940
12/20	$31,506	$20,585	$32,520
1/21	$31,593	$20,377	$32,625
2/21	$31,566	$20,939	$32,613
3/21	$32,020	$21,856	$33,093
4/21	$33,897	$23,022	$35,051
5/21	$33,489	$23,183	$34,642
6/21	$35,617	$23,724	$36,859
7/21	$36,609	$24,288	$37,897
8/21	$38,152	$25,026	$39,509
9/21	$35,969	$23,863	$37,262
10/21	$38,806	$25,534	$40,220
11/21	$39,520	$25,357	$40,978
12/21	$39,972	$26,494	$41,465
1/22	$36,561	$25,123	$37,945
2/22	$34,891	$24,371	$36,221
3/22	$36,373	$25,276	$37,772
4/22	$31,506	$23,071	$32,732
5/22	$31,016	$23,114	$32,231
6/22	$28,239	$21,206	$29,348
7/22	$31,790	$23,161	$33,046
8/22	$30,155	$22,217	$31,358
9/22	$26,964	$20,170	$28,050
10/22	$28,038	$21,804	$29,174
11/22	$29,601	$23,022	$30,812
12/22	$26,924	$21,696	$28,038
1/23	$29,789	$23,059	$31,028
2/23	$29,673	$22,496	$30,913
3/23	$32,490	$23,322	$33,862
4/23	$32,646	$23,686	$34,037
5/23	$35,155	$23,789	$36,670
6/23	$37,439	$25,361	$39,071
7/23	$38,860	$26,176	$40,572
8/23	$38,258	$25,759	$39,962
9/23	$36,325	$24,531	$37,955
10/23	$35,571	$24,015	$37,182
11/23	$39,398	$26,208	$41,205
12/23	$41,570	$27,399	$43,495
1/24	$42,337	$27,859	$44,316
2/24	$44,610	$29,347	$46,713
3/24	$45,141	$30,291	$47,288
4/24	$43,123	$29,054	$45,193
5/24	$45,859	$30,494	$48,081
6/24	$48,710	$31,589	$51,094
7/24	$47,903	$31,973	$50,280
8/24	$48,443	$32,749	$50,873
9/24	$49,656	$33,448	$52,179
10/24	$49,233	$33,145	$51,753
11/24	$51,830	$35,090	$54,503
12/24	$52,046	$34,254	$54,753

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	25.20%	19.59%	17.92%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ-100® Index	25.88%	20.15%	18.52%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 517,381,079
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 855,255
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$517,381,079
# of Portfolio Holdings	105
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$855,255

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.2%
Materials	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	1.8%
Industrials	4.5%
Health Care	4.8%
Consumer Staples	5.3%
Consumer Discretionary	14.2%
Communication Services	14.6%
Information Technology	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.8%
Amazon.com, Inc.	5.8%
Broadcom, Inc.	4.5%
Tesla, Inc.	3.7%
Meta Platforms, Inc., Class A	3.2%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.6%
Costco Wholesale Corp.	2.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030372
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Cap Index Portfolio
Class Name	Class F
Trading Symbol	CVPRSF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The energy sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care and materials sectors were among the weakest market performers during the period

↑ Ten of the 11 market sectors within the Index posted positive returns during the period ― led by the information technology (IT), consumer staples, and industrials sectors

↑ The top-five performing sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials, health care, and IT sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	S&P 500® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,668	$9,700	$9,678
2/15	$10,236	$10,257	$10,253
3/15	$10,406	$10,095	$10,432
4/15	$10,131	$10,192	$10,165
5/15	$10,353	$10,323	$10,398
6/15	$10,419	$10,123	$10,475
7/15	$10,286	$10,335	$10,354
8/15	$9,633	$9,712	$9,703
9/15	$9,153	$9,471	$9,227
10/15	$9,663	$10,270	$9,747
11/15	$9,968	$10,301	$10,064
12/15	$9,460	$10,138	$9,559
1/16	$8,625	$9,635	$8,718
2/16	$8,621	$9,622	$8,718
3/16	$9,305	$10,275	$9,413
4/16	$9,446	$10,315	$9,561
5/16	$9,650	$10,500	$9,777
6/16	$9,645	$10,527	$9,770
7/16	$10,217	$10,915	$10,354
8/16	$10,392	$10,931	$10,537
9/16	$10,500	$10,933	$10,654
10/16	$9,999	$10,733	$10,148
11/16	$11,110	$11,131	$11,279
12/16	$11,411	$11,351	$11,595
1/17	$11,454	$11,566	$11,641
2/17	$11,671	$12,025	$11,866
3/17	$11,679	$12,039	$11,881
4/17	$11,804	$12,163	$12,012
5/17	$11,561	$12,334	$11,767
6/17	$11,951	$12,411	$12,174
7/17	$12,036	$12,667	$12,264
8/17	$11,877	$12,705	$12,108
9/17	$12,612	$12,967	$12,864
10/17	$12,714	$13,270	$12,974
11/17	$13,077	$13,677	$13,348
12/17	$13,020	$13,829	$13,294
1/18	$13,356	$14,621	$13,641
2/18	$12,833	$14,082	$13,113
3/18	$12,991	$13,724	$13,283
4/18	$13,098	$13,777	$13,397
5/18	$13,886	$14,108	$14,211
6/18	$13,978	$14,195	$14,312
7/18	$14,220	$14,724	$14,562
8/18	$14,829	$15,203	$15,190
9/18	$14,464	$15,290	$14,824
10/18	$12,887	$14,245	$13,214
11/18	$13,090	$14,535	$13,424
12/18	$11,528	$13,223	$11,830
1/19	$12,819	$14,282	$13,160
2/19	$13,481	$14,741	$13,845
3/19	$13,190	$15,027	$13,555
4/19	$13,634	$15,636	$14,015
5/19	$12,566	$14,642	$12,925
6/19	$13,447	$15,674	$13,839
7/19	$13,522	$15,899	$13,918
8/19	$12,849	$15,648	$13,231
9/19	$13,111	$15,940	$13,507
10/19	$13,451	$16,286	$13,862
11/19	$13,997	$16,877	$14,433
12/19	$14,389	$17,386	$14,849
1/20	$13,920	$17,379	$14,373
2/20	$12,739	$15,949	$13,163
3/20	$9,973	$13,979	$10,303
4/20	$11,338	$15,771	$11,718
5/20	$12,067	$16,522	$12,481
6/20	$12,483	$16,850	$12,922
7/20	$12,827	$17,801	$13,280
8/20	$13,546	$19,080	$14,028
9/20	$13,089	$18,355	$13,559
10/20	$13,362	$17,867	$13,843
11/20	$15,820	$19,823	$16,395
12/20	$17,182	$20,585	$17,813
1/21	$18,038	$20,377	$18,709
2/21	$19,157	$20,939	$19,876
3/21	$19,348	$21,856	$20,075
4/21	$19,740	$23,022	$20,497
5/21	$19,778	$23,183	$20,539
6/21	$20,144	$23,724	$20,937
7/21	$19,412	$24,288	$20,181
8/21	$19,836	$25,026	$20,632
9/21	$19,249	$23,863	$20,024
10/21	$20,058	$25,534	$20,876
11/21	$19,217	$25,357	$20,006
12/21	$19,640	$26,494	$20,453
1/22	$17,755	$25,123	$18,484
2/22	$17,938	$24,371	$18,681
3/22	$18,152	$25,276	$18,914
4/22	$16,354	$23,071	$17,039
5/22	$16,376	$23,114	$17,065
6/22	$15,023	$21,206	$15,661
7/22	$16,583	$23,161	$17,296
8/22	$16,235	$22,217	$16,942
9/22	$14,673	$20,170	$15,319
10/22	$16,285	$21,804	$17,005
11/22	$16,667	$23,022	$17,402
12/22	$15,581	$21,696	$16,273
1/23	$17,088	$23,059	$17,859
2/23	$16,799	$22,496	$17,557
3/23	$15,996	$23,322	$16,718
4/23	$15,704	$23,686	$16,418
5/23	$15,545	$23,789	$16,266
6/23	$16,802	$25,361	$17,589
7/23	$17,805	$26,176	$18,664
8/23	$16,913	$25,759	$17,731
9/23	$15,914	$24,531	$16,687
10/23	$14,824	$24,015	$15,549
11/23	$16,162	$26,208	$16,956
12/23	$18,130	$27,399	$19,028
1/24	$17,420	$27,859	$18,288
2/24	$18,399	$29,347	$19,322
3/24	$19,052	$30,291	$20,013
4/24	$17,709	$29,054	$18,605
5/24	$18,588	$30,494	$19,538
6/24	$18,408	$31,589	$19,357
7/24	$20,275	$31,973	$21,324
8/24	$19,963	$32,749	$21,006
9/24	$20,094	$33,448	$21,152
10/24	$19,795	$33,145	$20,847
11/24	$21,952	$35,090	$23,134
12/24	$20,121	$34,254	$21,223

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	11.00%	6.93%	7.24%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 2000® Index	11.54%	7.40%	7.81%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 288,966,785
Holdings Count | Holding	1,990
Advisory Fees Paid, Amount	$ 226,368
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$288,966,785
# of Portfolio Holdings	1,990
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$226,368

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.3%
Communication Services	2.5%
Utilities	2.5%
Consumer Staples	2.6%
Materials	4.0%
Energy	4.8%
Short-Term Investments	5.0%
Real Estate	5.7%
Consumer Discretionary	9.0%
Information Technology	12.8%
Health Care	15.0%
Industrials	16.6%
Financials	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.3%
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
Total	5.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030371
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	CVPRSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The energy sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care and materials sectors were among the weakest market performers during the period

↑ Ten of the 11 market sectors within the Index posted positive returns during the period ― led by the information technology (IT), consumer staples, and industrials sectors

↑ The top-five performing sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials, health care, and IT sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,669	$9,700	$9,678
2/15	$10,240	$10,257	$10,253
3/15	$10,411	$10,095	$10,432
4/15	$10,138	$10,192	$10,165
5/15	$10,361	$10,323	$10,398
6/15	$10,430	$10,123	$10,475
7/15	$10,298	$10,335	$10,354
8/15	$9,647	$9,712	$9,703
9/15	$9,168	$9,471	$9,227
10/15	$9,680	$10,270	$9,747
11/15	$9,987	$10,301	$10,064
12/15	$9,481	$10,138	$9,559
1/16	$8,645	$9,635	$8,718
2/16	$8,642	$9,622	$8,718
3/16	$9,330	$10,275	$9,413
4/16	$9,474	$10,315	$9,561
5/16	$9,681	$10,500	$9,777
6/16	$9,678	$10,527	$9,770
7/16	$10,254	$10,915	$10,354
8/16	$10,432	$10,931	$10,537
9/16	$10,542	$10,933	$10,654
10/16	$10,042	$10,733	$10,148
11/16	$11,160	$11,131	$11,279
12/16	$11,465	$11,351	$11,595
1/17	$11,509	$11,566	$11,641
2/17	$11,730	$12,025	$11,866
3/17	$11,742	$12,039	$11,881
4/17	$11,869	$12,163	$12,012
5/17	$11,626	$12,334	$11,767
6/17	$12,022	$12,411	$12,174
7/17	$12,111	$12,667	$12,264
8/17	$11,952	$12,705	$12,108
9/17	$12,696	$12,967	$12,864
10/17	$12,799	$13,270	$12,974
11/17	$13,167	$13,677	$13,348
12/17	$13,113	$13,829	$13,294
1/18	$13,455	$14,621	$13,641
2/18	$12,929	$14,082	$13,113
3/18	$13,091	$13,724	$13,283
4/18	$13,202	$13,777	$13,397
5/18	$13,998	$14,108	$14,211
6/18	$14,095	$14,195	$14,312
7/18	$14,343	$14,724	$14,562
8/18	$14,961	$15,203	$15,190
9/18	$14,596	$15,290	$14,824
10/18	$13,006	$14,245	$13,214
11/18	$13,214	$14,535	$13,424
12/18	$11,641	$13,223	$11,830
1/19	$12,947	$14,282	$13,160
2/19	$13,616	$14,741	$13,845
3/19	$13,324	$15,027	$13,555
4/19	$13,778	$15,636	$14,015
5/19	$12,702	$14,642	$12,925
6/19	$13,593	$15,674	$13,839
7/19	$13,672	$15,899	$13,918
8/19	$12,992	$15,648	$13,231
9/19	$13,261	$15,940	$13,507
10/19	$13,607	$16,286	$13,862
11/19	$14,160	$16,877	$14,433
12/19	$14,560	$17,386	$14,849
1/20	$14,088	$17,379	$14,373
2/20	$12,895	$15,949	$13,163
3/20	$10,095	$13,979	$10,303
4/20	$11,479	$15,771	$11,718
5/20	$12,220	$16,522	$12,481
6/20	$12,643	$16,850	$12,922
7/20	$12,994	$17,801	$13,280
8/20	$13,724	$19,080	$14,028
9/20	$13,265	$18,355	$13,559
10/20	$13,542	$17,867	$13,843
11/20	$16,038	$19,823	$16,395
12/20	$17,420	$20,585	$17,813
1/21	$18,290	$20,377	$18,709
2/21	$19,427	$20,939	$19,876
3/21	$19,625	$21,856	$20,075
4/21	$20,027	$23,022	$20,497
5/21	$20,067	$23,183	$20,539
6/21	$20,444	$23,724	$20,937
7/21	$19,702	$24,288	$20,181
8/21	$20,136	$25,026	$20,632
9/21	$19,543	$23,863	$20,024
10/21	$20,371	$25,534	$20,876
11/21	$19,517	$25,357	$20,006
12/21	$19,951	$26,494	$20,453
1/22	$18,039	$25,123	$18,484
2/22	$18,226	$24,371	$18,681
3/22	$18,449	$25,276	$18,914
4/22	$16,623	$23,071	$17,039
5/22	$16,649	$23,114	$17,065
6/22	$15,275	$21,206	$15,661
7/22	$16,864	$23,161	$17,296
8/22	$16,513	$22,217	$16,942
9/22	$14,926	$20,170	$15,319
10/22	$16,569	$21,804	$17,005
11/22	$16,962	$23,022	$17,402
12/22	$15,858	$21,696	$16,273
1/23	$17,396	$23,059	$17,859
2/23	$17,106	$22,496	$17,557
3/23	$16,289	$23,322	$16,718
4/23	$15,995	$23,686	$16,418
5/23	$15,837	$23,789	$16,266
6/23	$17,118	$25,361	$17,589
7/23	$18,144	$26,176	$18,664
8/23	$17,237	$25,759	$17,731
9/23	$16,223	$24,531	$16,687
10/23	$15,115	$24,015	$15,549
11/23	$16,480	$26,208	$16,956
12/23	$18,490	$27,399	$19,028
1/24	$17,769	$27,859	$18,288
2/24	$18,771	$29,347	$19,322
3/24	$19,440	$30,291	$20,013
4/24	$18,073	$29,054	$18,605
5/24	$18,975	$30,494	$19,538
6/24	$18,791	$31,589	$19,357
7/24	$20,704	$31,973	$21,324
8/24	$20,386	$32,749	$21,006
9/24	$20,525	$33,448	$21,152
10/24	$20,222	$33,145	$20,847
11/24	$22,430	$35,090	$23,134
12/24	$20,563	$34,254	$21,223

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.23%	7.14%	7.47%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 2000® Index	11.54%	7.40%	7.81%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 288,966,785
Holdings Count | Holding	1,990
Advisory Fees Paid, Amount	$ 226,368
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$288,966,785
# of Portfolio Holdings	1,990
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$226,368

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.3%
Communication Services	2.5%
Utilities	2.5%
Consumer Staples	2.6%
Materials	4.0%
Energy	4.8%
Short-Term Investments	5.0%
Real Estate	5.7%
Consumer Discretionary	9.0%
Information Technology	12.8%
Health Care	15.0%
Industrials	16.6%
Financials	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.3%
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
Total	5.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030367
Shareholder Report [Line Items]
Fund Name	CVT S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Trading Symbol	CVPSPF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$31	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P 500® Index (the Index):

↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care, real estate, and energy sectors were among the weakest performers during the period, with each market generating single-digit returns

↑ Ten of the 11 market sectors within the Index reported positive returns during the period ― with seven of those sectors reporting double-digit performances

↑ Communication services, information technology (IT), consumer discretionary, and financials were the best-performing sectors within the Index during the period

↑ By period-end, the IT, financials, consumer discretionary, and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	CVT S&P 500® Index Portfolio	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,696	$9,700
2/15	$10,250	$10,257
3/15	$10,085	$10,095
4/15	$10,179	$10,192
5/15	$10,306	$10,323
6/15	$10,102	$10,123
7/15	$10,312	$10,335
8/15	$9,686	$9,712
9/15	$9,442	$9,471
10/15	$10,237	$10,270
11/15	$10,264	$10,301
12/15	$10,098	$10,138
1/16	$9,592	$9,635
2/16	$9,580	$9,622
3/16	$10,227	$10,275
4/16	$10,263	$10,315
5/16	$10,444	$10,500
6/16	$10,471	$10,527
7/16	$10,853	$10,915
8/16	$10,865	$10,931
9/16	$10,862	$10,933
10/16	$10,660	$10,733
11/16	$11,053	$11,131
12/16	$11,268	$11,351
1/17	$11,477	$11,566
2/17	$11,931	$12,025
3/17	$11,941	$12,039
4/17	$12,062	$12,163
5/17	$12,228	$12,334
6/17	$12,302	$12,411
7/17	$12,551	$12,667
8/17	$12,585	$12,705
9/17	$12,843	$12,967
10/17	$13,138	$13,270
11/17	$13,539	$13,677
12/17	$13,685	$13,829
1/18	$14,466	$14,621
2/18	$13,928	$14,082
3/18	$13,568	$13,724
4/18	$13,615	$13,777
5/18	$13,939	$14,108
6/18	$14,021	$14,195
7/18	$14,540	$14,724
8/18	$15,009	$15,203
9/18	$15,090	$15,290
10/18	$14,054	$14,245
11/18	$14,337	$14,535
12/18	$13,037	$13,223
1/19	$14,082	$14,282
2/19	$14,531	$14,741
3/19	$14,809	$15,027
4/19	$15,406	$15,636
5/19	$14,422	$14,642
6/19	$15,436	$15,674
7/19	$15,655	$15,899
8/19	$15,400	$15,648
9/19	$15,687	$15,940
10/19	$16,022	$16,286
11/19	$16,601	$16,877
12/19	$17,098	$17,386
1/20	$17,085	$17,379
2/20	$15,672	$15,949
3/20	$13,731	$13,979
4/20	$15,492	$15,771
5/20	$16,228	$16,522
6/20	$16,544	$16,850
7/20	$17,475	$17,801
8/20	$18,726	$19,080
9/20	$18,012	$18,355
10/20	$17,530	$17,867
11/20	$19,449	$19,823
12/20	$20,192	$20,585
1/21	$19,986	$20,377
2/21	$20,535	$20,939
3/21	$21,434	$21,856
4/21	$22,575	$23,022
5/21	$22,725	$23,183
6/21	$23,250	$23,724
7/21	$23,796	$24,288
8/21	$24,513	$25,026
9/21	$23,367	$23,863
10/21	$24,999	$25,534
11/21	$24,820	$25,357
12/21	$25,929	$26,494
1/22	$24,583	$25,123
2/22	$23,844	$24,371
3/22	$24,724	$25,276
4/22	$22,563	$23,071
5/22	$22,600	$23,114
6/22	$20,726	$21,206
7/22	$22,633	$23,161
8/22	$21,703	$22,217
9/22	$19,700	$20,170
10/22	$21,290	$21,804
11/22	$22,475	$23,022
12/22	$21,173	$21,696
1/23	$22,502	$23,059
2/23	$21,948	$22,496
3/23	$22,746	$23,322
4/23	$23,095	$23,686
5/23	$23,188	$23,789
6/23	$24,714	$25,361
7/23	$25,503	$26,176
8/23	$25,091	$25,759
9/23	$23,886	$24,531
10/23	$23,376	$24,015
11/23	$25,506	$26,208
12/23	$26,662	$27,399
1/24	$27,101	$27,859
2/24	$28,540	$29,347
3/24	$29,453	$30,291
4/24	$28,240	$29,054
5/24	$29,633	$30,494
6/24	$30,686	$31,589
7/24	$31,053	$31,973
8/24	$31,800	$32,749
9/24	$32,472	$33,448
10/24	$32,170	$33,145
11/24	$34,051	$35,090
12/24	$33,233	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
CVT S&P 500® Index Portfolio	24.63%	14.20%	12.75%
S&P 500® Index	25.02%	14.51%	13.09%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 516,945,370
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 132,215
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$516,945,370
# of Portfolio Holdings	507
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$132,215

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.8%
Real Estate	2.0%
Utilities	2.2%
Short-Term Investments	2.8%
Energy	3.0%
Exchange-Traded Funds	3.1%
Consumer Staples	5.2%
Industrials	7.7%
Communication Services	8.8%
Health Care	9.5%
Consumer Discretionary	10.5%
Financials	12.8%
Information Technology	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.2%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.9%
SPDR S&P 500 ETF Trust	3.1%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Total	36.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P 500® Index Portfolio was changed from Calvert VP S&P 500® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT S&P 500® Index Portfolio was changed from Calvert VP S&P 500® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000053062
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class F
Trading Symbol	CVPSMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index): ↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period ↓ The communication services, health care, and consumer discretionary sectors were among the weakest performers during the period, with each market generating single-digit returns ↑ Ten of the 11 market sectors within the Index ― led by the utilities and information technology (IT) sectors ― reported positive returns during the period ↑ Among those sectors, the utilities, IT, financials, consumer staples, industrials, and energy sectors reported double-digit returns during the period ↑ By period-end, the industrials, financials, and consumer discretionary sectors held the largest weights within the Index by sector ↑ The Fund’s use of derivatives contributed to absolute returns during the period ● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	S&P 500® Index	S&P MidCap 400® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,881	$9,700	$9,888
2/15	$10,382	$10,257	$10,394
3/15	$10,512	$10,095	$10,531
4/15	$10,350	$10,192	$10,374
5/15	$10,527	$10,323	$10,559
6/15	$10,380	$10,123	$10,420
7/15	$10,389	$10,335	$10,434
8/15	$9,803	$9,712	$9,852
9/15	$9,480	$9,471	$9,534
10/15	$10,010	$10,270	$10,072
11/15	$10,138	$10,301	$10,208
12/15	$9,709	$10,138	$9,782
1/16	$9,152	$9,635	$9,226
2/16	$9,276	$9,622	$9,356
3/16	$10,060	$10,275	$10,153
4/16	$10,177	$10,315	$10,277
5/16	$10,405	$10,500	$10,514
6/16	$10,447	$10,527	$10,558
7/16	$10,889	$10,915	$11,011
8/16	$10,936	$10,931	$11,066
9/16	$10,861	$10,933	$10,996
10/16	$10,562	$10,733	$10,702
11/16	$11,403	$11,131	$11,558
12/16	$11,646	$11,351	$11,811
1/17	$11,837	$11,566	$12,009
2/17	$12,142	$12,025	$12,324
3/17	$12,089	$12,039	$12,277
4/17	$12,184	$12,163	$12,379
5/17	$12,119	$12,334	$12,319
6/17	$12,310	$12,411	$12,518
7/17	$12,414	$12,667	$12,629
8/17	$12,218	$12,705	$12,435
9/17	$12,689	$12,967	$12,922
10/17	$12,970	$13,270	$13,214
11/17	$13,443	$13,677	$13,700
12/17	$13,467	$13,829	$13,730
1/18	$13,847	$14,621	$14,124
2/18	$13,226	$14,082	$13,498
3/18	$13,343	$13,724	$13,624
4/18	$13,302	$13,777	$13,588
5/18	$13,846	$14,108	$14,149
6/18	$13,897	$14,195	$14,209
7/18	$14,135	$14,724	$14,459
8/18	$14,581	$15,203	$14,921
9/18	$14,414	$15,290	$14,758
10/18	$13,032	$14,245	$13,349
11/18	$13,434	$14,535	$13,766
12/18	$11,909	$13,223	$12,208
1/19	$13,151	$14,282	$13,485
2/19	$13,704	$14,741	$14,057
3/19	$13,619	$15,027	$13,977
4/19	$14,160	$15,636	$14,539
5/19	$13,024	$14,642	$13,380
6/19	$14,015	$15,674	$14,402
7/19	$14,174	$15,899	$14,574
8/19	$13,572	$15,648	$13,962
9/19	$13,983	$15,940	$14,390
10/19	$14,136	$16,286	$14,553
11/19	$14,551	$16,877	$14,986
12/19	$14,953	$17,386	$15,407
1/20	$14,556	$17,379	$15,004
2/20	$13,167	$15,949	$13,580
3/20	$10,494	$13,979	$10,831
4/20	$11,977	$15,771	$12,367
5/20	$12,849	$16,522	$13,271
6/20	$13,007	$16,850	$13,438
7/20	$13,602	$17,801	$14,058
8/20	$14,075	$19,080	$14,552
9/20	$13,610	$18,355	$14,079
10/20	$13,899	$17,867	$14,385
11/20	$15,879	$19,823	$16,439
12/20	$16,909	$20,585	$17,511
1/21	$17,157	$20,377	$17,774
2/21	$18,320	$20,939	$18,983
3/21	$19,169	$21,856	$19,870
4/21	$20,022	$23,022	$20,764
5/21	$20,053	$23,183	$20,805
6/21	$19,838	$23,724	$20,592
7/21	$19,897	$24,288	$20,663
8/21	$20,277	$25,026	$21,066
9/21	$19,464	$23,863	$20,229
10/21	$20,601	$25,534	$21,420
11/21	$19,988	$25,357	$20,791
12/21	$20,997	$26,494	$21,847
1/22	$19,473	$25,123	$20,272
2/22	$19,680	$24,371	$20,497
3/22	$19,944	$25,276	$20,781
4/22	$18,518	$23,071	$19,304
5/22	$18,650	$23,114	$19,449
6/22	$16,848	$21,206	$17,578
7/22	$18,672	$23,161	$19,485
8/22	$18,083	$22,217	$18,880
9/22	$16,413	$20,170	$17,145
10/22	$18,131	$21,804	$18,948
11/22	$19,232	$23,022	$20,107
12/22	$18,161	$21,696	$18,993
1/23	$19,831	$23,059	$20,746
2/23	$19,467	$22,496	$20,370
3/23	$18,837	$23,322	$19,716
4/23	$18,681	$23,686	$19,562
5/23	$18,076	$23,789	$18,938
6/23	$19,723	$25,361	$20,673
7/23	$20,529	$26,176	$21,526
8/23	$19,926	$25,759	$20,903
9/23	$18,870	$24,531	$19,804
10/23	$17,856	$24,015	$18,747
11/23	$19,368	$26,208	$20,342
12/23	$21,047	$27,399	$22,115
1/24	$20,676	$27,859	$21,737
2/24	$21,895	$29,347	$23,028
3/24	$23,112	$30,291	$24,317
4/24	$21,710	$29,054	$22,853
5/24	$22,655	$30,494	$23,856
6/24	$22,287	$31,589	$23,479
7/24	$23,571	$31,973	$24,842
8/24	$23,539	$32,749	$24,822
9/24	$23,798	$33,448	$25,109
10/24	$23,619	$33,145	$24,932
11/24	$25,689	$35,090	$27,128
12/24	$23,850	$34,254	$25,196

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	13.29%	9.77%	9.07%
S&P 500® Index	25.02%	14.51%	13.09%
S&P MidCap 400® Index	13.93%	10.33%	9.67%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 606,590,425
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 523,771
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$606,590,425
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$523,771

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Exchange-Traded Funds	1.7%
Short-Term Investments	2.2%
Utilities	2.5%
Consumer Staples	4.3%
Energy	4.4%
Materials	6.1%
Real Estate	6.6%
Health Care	9.0%
Information Technology	10.2%
Consumer Discretionary	13.7%
Financials	17.4%
Industrials	20.6%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.7%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	7.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000030368
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class I
Trading Symbol	CVPSMI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index): ↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period ↓ The communication services, health care, and consumer discretionary sectors were among the weakest performers during the period, with each market generating single-digit returns ↑ Ten of the 11 market sectors within the Index ― led by the utilities and information technology (IT) sectors ― reported positive returns during the period ↑ Among those sectors, the utilities, IT, financials, consumer staples, industrials, and energy sectors reported double-digit returns during the period ↑ By period-end, the industrials, financials, and consumer discretionary sectors held the largest weights within the Index by sector ↑ The Fund’s use of derivatives contributed to absolute returns during the period ● The Index is unmanaged, and returns do not reflect fees or operating expenses

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	S&P MidCap 400® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,883	$9,700	$9,888
2/15	$10,387	$10,257	$10,394
3/15	$10,518	$10,095	$10,531
4/15	$10,357	$10,192	$10,374
5/15	$10,537	$10,323	$10,559
6/15	$10,393	$10,123	$10,420
7/15	$10,402	$10,335	$10,434
8/15	$9,817	$9,712	$9,852
9/15	$9,496	$9,471	$9,534
10/15	$10,028	$10,270	$10,072
11/15	$10,160	$10,301	$10,208
12/15	$9,733	$10,138	$9,782
1/16	$9,176	$9,635	$9,226
2/16	$9,302	$9,622	$9,356
3/16	$10,090	$10,275	$10,153
4/16	$10,211	$10,315	$10,277
5/16	$10,443	$10,500	$10,514
6/16	$10,486	$10,527	$10,558
7/16	$10,932	$10,915	$11,011
8/16	$10,982	$10,931	$11,066
9/16	$10,908	$10,933	$10,996
10/16	$10,611	$10,733	$10,702
11/16	$11,459	$11,131	$11,558
12/16	$11,705	$11,351	$11,811
1/17	$11,898	$11,566	$12,009
2/17	$12,208	$12,025	$12,324
3/17	$12,156	$12,039	$12,277
4/17	$12,254	$12,163	$12,379
5/17	$12,191	$12,334	$12,319
6/17	$12,386	$12,411	$12,518
7/17	$12,493	$12,667	$12,629
8/17	$12,299	$12,705	$12,435
9/17	$12,775	$12,967	$12,922
10/17	$13,062	$13,270	$13,214
11/17	$13,539	$13,677	$13,700
12/17	$13,564	$13,829	$13,730
1/18	$13,950	$14,621	$14,124
2/18	$13,327	$14,082	$13,498
3/18	$13,449	$13,724	$13,624
4/18	$13,410	$13,777	$13,588
5/18	$13,961	$14,108	$14,149
6/18	$14,015	$14,195	$14,209
7/18	$14,259	$14,724	$14,459
8/18	$14,711	$15,203	$14,921
9/18	$14,545	$15,290	$14,758
10/18	$13,153	$14,245	$13,349
11/18	$13,561	$14,535	$13,766
12/18	$12,027	$13,223	$12,208
1/19	$13,282	$14,282	$13,485
2/19	$13,843	$14,741	$14,057
3/19	$13,762	$15,027	$13,977
4/19	$14,311	$15,636	$14,539
5/19	$13,166	$14,642	$13,380
6/19	$14,169	$15,674	$14,402
7/19	$14,333	$15,899	$14,574
8/19	$13,727	$15,648	$13,962
9/19	$14,145	$15,940	$14,390
10/19	$14,303	$16,286	$14,553
11/19	$14,726	$16,877	$14,986
12/19	$15,137	$17,386	$15,407
1/20	$14,735	$17,379	$15,004
2/20	$13,332	$15,949	$13,580
3/20	$10,629	$13,979	$10,831
4/20	$12,132	$15,771	$12,367
5/20	$13,018	$16,522	$13,271
6/20	$13,181	$16,850	$13,438
7/20	$13,786	$17,801	$14,058
8/20	$14,267	$19,080	$14,552
9/20	$13,798	$18,355	$14,079
10/20	$14,094	$17,867	$14,385
11/20	$16,104	$19,823	$16,439
12/20	$17,153	$20,585	$17,511
1/21	$17,406	$20,377	$17,774
2/21	$18,588	$20,939	$18,983
3/21	$19,450	$21,856	$19,870
4/21	$20,322	$23,022	$20,764
5/21	$20,355	$23,183	$20,805
6/21	$20,141	$23,724	$20,592
7/21	$20,205	$24,288	$20,663
8/21	$20,594	$25,026	$21,066
9/21	$19,771	$23,863	$20,229
10/21	$20,930	$25,534	$21,420
11/21	$20,310	$25,357	$20,791
12/21	$21,339	$26,494	$21,847
1/22	$19,793	$25,123	$20,272
2/22	$20,008	$24,371	$20,497
3/22	$20,279	$25,276	$20,781
4/22	$18,831	$23,071	$19,304
5/22	$18,970	$23,114	$19,449
6/22	$17,140	$21,206	$17,578
7/22	$18,998	$23,161	$19,485
8/22	$18,403	$22,217	$18,880
9/22	$16,706	$20,170	$17,145
10/22	$18,456	$21,804	$18,948
11/22	$19,582	$23,022	$20,107
12/22	$18,494	$21,696	$18,993
1/23	$20,198	$23,059	$20,746
2/23	$19,830	$22,496	$20,370
3/23	$19,191	$23,322	$19,716
4/23	$19,036	$23,686	$19,562
5/23	$18,423	$23,789	$18,938
6/23	$20,105	$25,361	$20,673
7/23	$20,931	$26,176	$21,526
8/23	$20,318	$25,759	$20,903
9/23	$19,245	$24,531	$19,804
10/23	$18,212	$24,015	$18,747
11/23	$19,758	$26,208	$20,342
12/23	$21,475	$27,399	$22,115
1/24	$21,100	$27,859	$21,737
2/24	$22,348	$29,347	$23,028
3/24	$23,594	$30,291	$24,317
4/24	$22,168	$29,054	$22,853
5/24	$23,134	$30,494	$23,856
6/24	$22,762	$31,589	$23,479
7/24	$24,078	$31,973	$24,842
8/24	$24,050	$32,749	$24,822
9/24	$24,319	$33,448	$25,109
10/24	$24,141	$33,145	$24,932
11/24	$26,260	$35,090	$27,128
12/24	$24,376	$34,254	$25,196

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.52%	9.99%	9.31%
S&P 500® Index	25.02%	14.51%	13.09%
S&P MidCap 400® Index	13.93%	10.33%	9.67%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 606,590,425
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 523,771
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$606,590,425
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$523,771

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Exchange-Traded Funds	1.7%
Short-Term Investments	2.2%
Utilities	2.5%
Consumer Staples	4.3%
Energy	4.4%
Materials	6.1%
Real Estate	6.6%
Health Care	9.0%
Information Technology	10.2%
Consumer Discretionary	13.7%
Financials	17.4%
Industrials	20.6%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.7%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	7.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000125701
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (the Index); and the Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.72% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.89% during the period

↓ While the Fund fell short of its targeted volatility goal of 12.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from performance relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	Growth Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,880	$9,722	$9,921	$9,907
2/15	$10,265	$10,285	$10,336	$10,307
3/15	$10,187	$10,180	$10,230	$10,233
4/15	$10,247	$10,226	$10,467	$10,300
5/15	$10,313	$10,368	$10,456	$10,368
6/15	$10,114	$10,194	$10,244	$10,181
7/15	$10,253	$10,365	$10,321	$10,347
8/15	$9,614	$9,739	$9,636	$9,836
9/15	$9,482	$9,455	$9,455	$9,608
10/15	$9,843	$10,202	$9,880	$10,192
11/15	$9,831	$10,258	$9,812	$10,193
12/15	$9,649	$10,048	$9,667	$10,048
1/16	$9,375	$9,481	$9,203	$9,613
2/16	$9,356	$9,478	$9,185	$9,594
3/16	$9,747	$10,145	$9,628	$10,139
4/16	$9,783	$10,208	$9,750	$10,223
5/16	$9,869	$10,391	$9,763	$10,324
6/16	$9,759	$10,412	$9,585	$10,341
7/16	$9,984	$10,825	$9,824	$10,691
8/16	$9,984	$10,853	$9,850	$10,692
9/16	$9,966	$10,870	$9,902	$10,714
10/16	$9,771	$10,635	$9,759	$10,508
11/16	$9,991	$11,111	$9,772	$10,693
12/16	$10,186	$11,327	$9,946	$10,893
1/17	$10,350	$11,541	$10,172	$11,067
2/17	$10,613	$11,970	$10,417	$11,362
3/17	$10,655	$11,978	$10,524	$11,408
4/17	$10,771	$12,105	$10,676	$11,542
5/17	$10,881	$12,229	$10,892	$11,694
6/17	$10,973	$12,339	$10,934	$11,758
7/17	$11,155	$12,572	$11,189	$11,956
8/17	$11,155	$12,596	$11,246	$11,991
9/17	$11,381	$12,903	$11,410	$12,194
10/17	$11,558	$13,185	$11,609	$12,380
11/17	$11,805	$13,585	$11,789	$12,629
12/17	$11,910	$13,721	$11,954	$12,743
1/18	$12,342	$14,444	$12,470	$13,194
2/18	$11,725	$13,912	$12,000	$12,756
3/18	$11,583	$13,633	$11,813	$12,604
4/18	$11,546	$13,684	$11,895	$12,664
5/18	$11,719	$14,071	$11,922	$12,861
6/18	$11,737	$14,163	$11,870	$12,903
7/18	$12,027	$14,633	$12,162	$13,207
8/18	$12,262	$15,147	$12,244	$13,465
9/18	$12,239	$15,172	$12,288	$13,468
10/18	$11,454	$14,055	$11,537	$12,688
11/18	$11,547	$14,336	$11,680	$12,871
12/18	$11,017	$13,002	$11,112	$12,079
1/19	$11,435	$14,118	$11,674	$12,887
2/19	$11,716	$14,614	$11,913	$13,204
3/19	$11,859	$14,828	$12,083	$13,399
4/19	$12,227	$15,420	$12,408	$13,770
5/19	$11,635	$14,422	$11,869	$13,195
6/19	$12,252	$15,435	$12,508	$13,896
7/19	$12,321	$15,664	$12,543	$14,002
8/19	$12,084	$15,345	$12,364	$13,867
9/19	$12,289	$15,614	$12,572	$14,069
10/19	$12,496	$15,951	$12,861	$14,340
11/19	$12,806	$16,557	$13,110	$14,673
12/19	$13,135	$17,035	$13,479	$14,996
1/20	$13,028	$17,016	$13,407	$14,997
2/20	$12,250	$15,623	$12,642	$14,075
3/20	$11,573	$13,475	$12,106	$12,533
4/20	$11,877	$15,259	$12,401	$13,709
5/20	$12,073	$16,075	$12,585	$14,250
6/20	$12,104	$16,443	$12,728	$14,545
7/20	$12,389	$17,376	$13,024	$15,139
8/20	$12,857	$18,635	$13,464	$15,879
9/20	$12,509	$17,957	$13,179	$15,458
10/20	$12,266	$17,569	$12,920	$15,133
11/20	$13,019	$19,707	$13,938	$16,658
12/20	$13,418	$20,593	$14,441	$17,237
1/21	$13,341	$20,501	$14,379	$17,140
2/21	$13,572	$21,142	$14,608	$17,486
3/21	$13,919	$21,900	$14,887	$17,912
4/21	$14,383	$23,029	$15,426	$18,617
5/21	$14,486	$23,134	$15,633	$18,780
6/21	$14,672	$23,705	$15,819	$19,058
7/21	$14,897	$24,105	$15,942	$19,339
8/21	$15,212	$24,793	$16,262	$19,724
9/21	$14,575	$23,681	$15,715	$19,040
10/21	$15,313	$25,282	$16,344	$19,915
11/21	$15,040	$24,897	$16,033	$19,592
12/21	$15,547	$25,877	$16,534	$20,265
1/22	$14,826	$24,355	$15,825	$19,273
2/22	$14,514	$23,741	$15,496	$18,868
3/22	$14,637	$24,512	$15,466	$19,200
4/22	$13,832	$22,312	$14,591	$17,842
5/22	$13,858	$22,282	$14,585	$17,837
6/22	$13,286	$20,418	$13,925	$16,605
7/22	$13,845	$22,333	$14,440	$17,770
8/22	$13,481	$21,500	$14,075	$17,119
9/22	$12,714	$19,506	$13,324	$15,723
10/22	$13,097	$21,106	$13,653	$16,591
11/22	$13,574	$22,208	$14,250	$17,544
12/22	$13,224	$20,907	$13,984	$16,903
1/23	$13,769	$22,347	$14,631	$17,960
2/23	$13,460	$21,825	$14,281	$17,533
3/23	$13,782	$22,408	$14,708	$17,944
4/23	$13,937	$22,647	$14,910	$18,160
5/23	$13,829	$22,735	$14,778	$18,014
6/23	$14,495	$24,288	$15,448	$18,887
7/23	$14,912	$25,158	$15,903	$19,393
8/23	$14,549	$24,673	$15,537	$19,012
9/23	$13,870	$23,497	$14,977	$18,244
10/23	$13,496	$22,875	$14,583	$17,774
11/23	$14,544	$25,008	$15,775	$19,231
12/23	$15,295	$26,334	$16,486	$20,188
1/24	$15,287	$26,626	$16,573	$20,290
2/24	$15,815	$28,067	$17,110	$20,954
3/24	$16,290	$28,973	$17,551	$21,508
4/24	$15,599	$27,698	$17,045	$20,708
5/24	$16,246	$29,006	$17,652	$21,515
6/24	$16,469	$29,904	$18,015	$21,903
7/24	$16,967	$30,460	$18,327	$22,400
8/24	$17,138	$31,123	$18,575	$22,912
9/24	$17,420	$31,767	$18,976	$23,307
10/24	$17,040	$31,534	$18,549	$22,871
11/24	$17,844	$33,632	$19,119	$23,812
12/24	$17,154	$32,604	$18,736	$23,159

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	12.16%	5.48%	5.54%
Russell 3000® Index	23.81%	13.85%	12.53%
S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	13.65%	6.80%	6.47%
Growth Portfolio Blended Benchmark	14.72%	9.07%	8.75%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 86,674,166
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 270,132
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,674,166
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$270,132

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	5.4%
Fixed Income Exchange -Traded Funds	17.6%
Equity Exchange-Traded Funds	77.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	19.6%
iShares S&P 500 Growth ETF	15.8%
iShares Core U.S. Aggregate Bond ETF	15.2%
Vanguard FTSE Developed Markets ETF	14.1%
iShares S&P 500 Value ETF	13.0%
iShares Russell 2000 ETF	4.8%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Vanguard FTSE Emerging Markets ETF	1.8%
Total	94.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Growth Portfolio was changed from Calvert VP Volatility Managed Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Volatility Managed Growth Portfolio was changed from Calvert VP Volatility Managed Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000125702
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (the Index); and the Moderate Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.61% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.66% during the period

↓ While the Fund fell short of its targeted volatility goal of 10.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from performance relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	Moderate Growth Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,938	$9,722	$9,989	$9,962
2/15	$10,272	$10,285	$10,280	$10,271
3/15	$10,204	$10,180	$10,213	$10,220
4/15	$10,259	$10,226	$10,383	$10,269
5/15	$10,302	$10,368	$10,369	$10,320
6/15	$10,117	$10,194	$10,188	$10,149
7/15	$10,253	$10,365	$10,263	$10,295
8/15	$9,722	$9,739	$9,756	$9,881
9/15	$9,593	$9,455	$9,623	$9,708
10/15	$9,957	$10,202	$9,978	$10,185
11/15	$9,944	$10,258	$9,921	$10,181
12/15	$9,771	$10,048	$9,808	$10,057
1/16	$9,508	$9,481	$9,465	$9,730
2/16	$9,502	$9,478	$9,466	$9,727
3/16	$9,902	$10,145	$9,858	$10,190
4/16	$9,964	$10,208	$9,968	$10,266
5/16	$10,046	$10,391	$9,979	$10,348
6/16	$10,052	$10,412	$9,906	$10,395
7/16	$10,301	$10,825	$10,126	$10,691
8/16	$10,301	$10,853	$10,148	$10,690
9/16	$10,314	$10,870	$10,188	$10,708
10/16	$10,114	$10,635	$10,059	$10,527
11/16	$10,270	$11,111	$10,015	$10,631
12/16	$10,433	$11,327	$10,152	$10,794
1/17	$10,583	$11,541	$10,330	$10,938
2/17	$10,821	$11,970	$10,532	$11,187
3/17	$10,852	$11,978	$10,613	$11,223
4/17	$10,964	$12,105	$10,746	$11,346
5/17	$11,071	$12,229	$10,927	$11,483
6/17	$11,152	$12,339	$10,958	$11,532
7/17	$11,315	$12,572	$11,160	$11,699
8/17	$11,327	$12,596	$11,224	$11,746
9/17	$11,509	$12,903	$11,337	$11,897
10/17	$11,654	$13,185	$11,487	$12,045
11/17	$11,856	$13,585	$11,617	$12,238
12/17	$11,951	$13,721	$11,751	$12,338
1/18	$12,286	$14,444	$12,100	$12,667
2/18	$11,768	$13,912	$11,740	$12,306
3/18	$11,673	$13,633	$11,619	$12,201
4/18	$11,616	$13,684	$11,662	$12,231
5/18	$11,800	$14,071	$11,697	$12,401
6/18	$11,812	$14,163	$11,659	$12,430
7/18	$12,046	$14,633	$11,876	$12,667
8/18	$12,249	$15,147	$11,951	$12,882
9/18	$12,217	$15,172	$11,970	$12,870
10/18	$11,529	$14,055	$11,399	$12,248
11/18	$11,619	$14,336	$11,525	$12,404
12/18	$11,152	$13,002	$11,127	$11,829
1/19	$11,574	$14,118	$11,605	$12,491
2/19	$11,814	$14,614	$11,783	$12,739
3/19	$11,976	$14,828	$11,959	$12,935
4/19	$12,288	$15,420	$12,199	$13,226
5/19	$11,801	$14,422	$11,845	$12,822
6/19	$12,379	$15,435	$12,353	$13,404
7/19	$12,437	$15,664	$12,387	$13,492
8/19	$12,320	$15,345	$12,330	$13,450
9/19	$12,496	$15,614	$12,472	$13,595
10/19	$12,702	$15,951	$12,695	$13,815
11/19	$12,955	$16,557	$12,879	$14,073
12/19	$13,222	$17,035	$13,146	$14,323
1/20	$13,182	$17,016	$13,150	$14,374
2/20	$12,501	$15,623	$12,600	$13,708
3/20	$11,807	$13,475	$12,133	$12,482
4/20	$12,141	$15,259	$12,414	$13,470
5/20	$12,361	$16,075	$12,578	$13,912
6/20	$12,421	$16,443	$12,715	$14,161
7/20	$12,722	$17,376	$12,997	$14,667
8/20	$13,149	$18,635	$13,316	$15,227
9/20	$12,848	$17,957	$13,098	$14,899
10/20	$12,601	$17,569	$12,882	$14,634
11/20	$13,370	$19,707	$13,701	$15,853
12/20	$13,727	$20,593	$14,081	$16,302
1/21	$13,658	$20,501	$14,015	$16,207
2/21	$13,850	$21,142	$14,134	$16,428
3/21	$14,118	$21,900	$14,296	$16,712
4/21	$14,524	$23,029	$14,710	$17,266
5/21	$14,640	$23,134	$14,867	$17,399
6/21	$14,825	$23,705	$15,029	$17,629
7/21	$15,038	$24,105	$15,157	$17,875
8/21	$15,306	$24,793	$15,381	$18,156
9/21	$14,729	$23,681	$14,962	$17,619
10/21	$15,357	$25,282	$15,408	$18,272
11/21	$15,128	$24,897	$15,200	$18,042
12/21	$15,600	$25,877	$15,543	$18,531
1/22	$14,968	$24,355	$14,969	$17,726
2/22	$14,656	$23,741	$14,691	$17,389
3/22	$14,684	$24,512	$14,567	$17,546
4/22	$13,914	$22,312	$13,839	$16,418
5/22	$13,935	$22,282	$13,875	$16,436
6/22	$13,435	$20,418	$13,348	$15,471
7/22	$13,949	$22,333	$13,783	$16,418
8/22	$13,567	$21,500	$13,455	$15,847
9/22	$12,846	$19,506	$12,819	$14,679
10/22	$13,125	$21,106	$12,988	$15,300
11/22	$13,590	$22,208	$13,486	$16,114
12/22	$13,321	$20,907	$13,310	$15,626
1/23	$13,866	$22,347	$13,833	$16,504
2/23	$13,546	$21,825	$13,528	$16,110
3/23	$13,888	$22,408	$13,921	$16,492
4/23	$14,026	$22,647	$14,087	$16,672
5/23	$13,924	$22,735	$13,962	$16,532
6/23	$14,462	$24,288	$14,426	$17,169
7/23	$14,796	$25,158	$14,744	$17,540
8/23	$14,498	$24,673	$14,471	$17,241
9/23	$13,888	$23,497	$14,001	$16,600
10/23	$13,530	$22,875	$13,673	$16,207
11/23	$14,474	$25,008	$14,614	$17,415
12/23	$15,158	$26,334	$15,234	$18,237
1/24	$15,134	$26,626	$15,289	$18,306
2/24	$15,527	$28,067	$15,612	$18,743
3/24	$15,928	$28,973	$15,946	$19,177
4/24	$15,307	$27,698	$15,517	$18,514
5/24	$15,873	$29,006	$15,991	$19,154
6/24	$16,078	$29,904	$16,276	$19,467
7/24	$16,541	$30,460	$16,572	$19,907
8/24	$16,746	$31,123	$16,815	$20,326
9/24	$17,013	$31,767	$17,140	$20,660
10/24	$16,632	$31,534	$16,759	$20,254
11/24	$17,296	$33,632	$17,185	$20,968
12/24	$16,699	$32,604	$16,868	$20,443

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	10.17%	4.77%	5.26%
Russell 3000® Index	23.81%	13.85%	12.53%
S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	10.72%	5.11%	5.36%
Moderate Growth Portfolio Blended Benchmark	12.10%	7.37%	7.41%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 59,074,574
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 162,434
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,074,574
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$162,434

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	3.0%
Fixed Income Exchange -Traded Funds	33.4%
Equity Exchange-Traded Funds	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	19.6%
Vanguard Total Bond Market ETF	15.6%
iShares Core U.S. Aggregate Bond ETF	15.4%
Vanguard FTSE Developed Markets ETF	11.5%
iShares S&P 500 Growth ETF	11.0%
iShares S&P 500 Value ETF	9.0%
iShares Russell 2000 ETF	3.7%
Vanguard Real Estate ETF	3.0%
iShares Core S&P Mid-Cap ETF	3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Total	94.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Growth Portfolio was changed from Calvert VP Volatility Managed Moderate Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Growth Portfolio was changed from Calvert VP Volatility Managed Moderate Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000125703
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Portfolio
Class Name	Class F
Trading Symbol	CVPVMM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Conservative (the Index); and the Moderate Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.75% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.28% during the period

↓ While the Fund fell short of its targeted volatility goal of 8.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from returns relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Universal Index	S&P Global LargeMidCap Managed Risk Index - Conservative	Moderate Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,994	$10,190	$10,022	$10,017
2/15	$10,237	$10,131	$10,252	$10,235
3/15	$10,194	$10,173	$10,203	$10,206
4/15	$10,231	$10,161	$10,341	$10,237
5/15	$10,256	$10,143	$10,325	$10,270
6/15	$10,081	$10,030	$10,160	$10,116
7/15	$10,206	$10,088	$10,233	$10,242
8/15	$9,794	$10,059	$9,815	$9,925
9/15	$9,700	$10,098	$9,707	$9,806
10/15	$10,032	$10,130	$10,025	$10,174
11/15	$10,025	$10,093	$9,975	$10,165
12/15	$9,878	$10,043	$9,875	$10,062
1/16	$9,661	$10,154	$9,605	$9,844
2/16	$9,674	$10,226	$9,617	$9,858
3/16	$10,050	$10,351	$9,983	$10,235
4/16	$10,114	$10,422	$10,080	$10,303
5/16	$10,184	$10,430	$10,089	$10,366
6/16	$10,267	$10,614	$10,071	$10,442
7/16	$10,490	$10,701	$10,281	$10,684
8/16	$10,490	$10,713	$10,297	$10,681
9/16	$10,503	$10,715	$10,330	$10,694
10/16	$10,318	$10,644	$10,208	$10,539
11/16	$10,388	$10,405	$10,134	$10,563
12/16	$10,531	$10,436	$10,252	$10,689
1/17	$10,652	$10,473	$10,406	$10,803
2/17	$10,856	$10,553	$10,585	$11,007
3/17	$10,875	$10,550	$10,652	$11,033
4/17	$10,990	$10,637	$10,776	$11,146
5/17	$11,086	$10,719	$10,940	$11,269
6/17	$11,149	$10,710	$10,965	$11,302
7/17	$11,290	$10,764	$11,140	$11,438
8/17	$11,322	$10,856	$11,208	$11,496
9/17	$11,449	$10,818	$11,295	$11,598
10/17	$11,571	$10,831	$11,421	$11,710
11/17	$11,727	$10,815	$11,526	$11,850
12/17	$11,812	$10,863	$11,646	$11,937
1/18	$12,046	$10,758	$11,914	$12,151
2/18	$11,617	$10,656	$11,605	$11,862
3/18	$11,545	$10,710	$11,515	$11,800
4/18	$11,448	$10,638	$11,539	$11,803
5/18	$11,656	$10,696	$11,579	$11,946
6/18	$11,662	$10,681	$11,547	$11,963
7/18	$11,851	$10,703	$11,727	$12,139
8/18	$12,020	$10,756	$11,798	$12,314
9/18	$11,979	$10,710	$11,804	$12,288
10/18	$11,412	$10,620	$11,323	$11,812
11/18	$11,500	$10,668	$11,444	$11,941
12/18	$11,135	$10,835	$11,130	$11,570
1/19	$11,527	$10,984	$11,565	$12,090
2/19	$11,723	$10,996	$11,714	$12,273
3/19	$11,898	$11,195	$11,892	$12,470
4/19	$12,134	$11,210	$12,091	$12,686
5/19	$11,804	$11,382	$11,827	$12,440
6/19	$12,290	$11,543	$12,270	$12,908
7/19	$12,337	$11,578	$12,304	$12,979
8/19	$12,337	$11,840	$12,303	$13,023
9/19	$12,459	$11,788	$12,412	$13,115
10/19	$12,629	$11,826	$12,603	$13,286
11/19	$12,823	$11,824	$12,754	$13,476
12/19	$13,030	$11,842	$12,972	$13,657
1/20	$13,051	$12,054	$13,012	$13,754
2/20	$12,546	$12,235	$12,573	$13,324
3/20	$11,918	$11,996	$12,138	$12,401
4/20	$12,263	$12,236	$12,406	$13,199
5/20	$12,484	$12,350	$12,559	$13,545
6/20	$12,567	$12,453	$12,690	$13,749
7/20	$12,864	$12,672	$12,961	$14,171
8/20	$13,203	$12,599	$13,216	$14,559
9/20	$12,961	$12,576	$13,035	$14,319
10/20	$12,720	$12,531	$12,843	$14,110
11/20	$13,424	$12,695	$13,553	$15,039
12/20	$13,719	$12,739	$13,870	$15,370
1/21	$13,618	$12,659	$13,802	$15,276
2/21	$13,719	$12,495	$13,869	$15,384
3/21	$13,891	$12,350	$13,973	$15,542
4/21	$14,243	$12,454	$14,328	$15,961
5/21	$14,329	$12,501	$14,460	$16,067
6/21	$14,494	$12,592	$14,612	$16,254
7/21	$14,695	$12,719	$14,741	$16,467
8/21	$14,897	$12,710	$14,919	$16,657
9/21	$14,423	$12,602	$14,561	$16,250
10/21	$14,918	$12,591	$14,921	$16,706
11/21	$14,751	$12,607	$14,760	$16,557
12/21	$15,099	$12,598	$15,029	$16,887
1/22	$14,540	$12,322	$14,520	$16,246
2/22	$14,257	$12,154	$14,268	$15,970
3/22	$14,185	$11,828	$14,099	$15,976
4/22	$13,495	$11,387	$13,452	$15,054
5/22	$13,553	$11,449	$13,510	$15,091
6/22	$13,110	$11,221	$13,049	$14,361
7/22	$13,560	$11,503	$13,440	$15,110
8/22	$13,219	$11,204	$13,133	$14,614
9/22	$12,609	$10,721	$12,556	$13,650
10/22	$12,731	$10,603	$12,645	$14,052
11/22	$13,149	$10,999	$13,092	$14,741
12/22	$12,959	$10,961	$12,963	$14,386
1/23	$13,416	$11,301	$13,420	$15,102
2/23	$13,126	$11,024	$13,141	$14,740
3/23	$13,507	$11,282	$13,509	$15,095
4/23	$13,621	$11,351	$13,657	$15,242
5/23	$13,492	$11,233	$13,536	$15,109
6/23	$13,895	$11,216	$13,904	$15,541
7/23	$14,139	$11,227	$14,160	$15,796
8/23	$13,903	$11,160	$13,929	$15,569
9/23	$13,385	$10,893	$13,502	$15,039
10/23	$13,114	$10,730	$13,217	$14,714
11/23	$13,915	$11,213	$14,007	$15,702
12/23	$14,504	$11,638	$14,582	$16,403
1/24	$14,488	$11,610	$14,623	$16,443
2/24	$14,684	$11,471	$14,850	$16,691
3/24	$14,979	$11,584	$15,135	$17,022
4/24	$14,472	$11,313	$14,743	$16,478
5/24	$14,930	$11,500	$15,155	$16,977
6/24	$15,093	$11,606	$15,405	$17,226
7/24	$15,510	$11,869	$15,692	$17,612
8/24	$15,690	$12,044	$15,915	$17,952
9/24	$15,944	$12,209	$16,206	$18,232
10/24	$15,577	$11,932	$15,848	$17,857
11/24	$16,092	$12,057	$16,208	$18,380
12/24	$15,620	$11,875	$15,921	$17,965

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class F	7.70%	3.69%	4.56%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
S&P Global LargeMidCap Managed Risk Index - Conservative	9.18%	4.18%	4.76%
Moderate Portfolio Blended Benchmark	9.52%	5.63%	6.03%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 66,089,192
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 191,163
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$66,089,192
# of Portfolio Holdings	14
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$191,163

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	4.2%
Fixed Income Exchange-Traded Funds	47.8%
Equity Exchange-Traded Funds	48.0%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	22.6%
Vanguard Total Bond Market ETF	22.5%
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	6.7%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.7%
iShares Core S&P Mid-Cap ETF	2.4%
Vanguard Real Estate ETF	2.0%
Total	93.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Portfolio was changed from Calvert VP Volatility Managed Moderate Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Material Fund Change Name [Text Block]

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Portfolio was changed from Calvert VP Volatility Managed Moderate Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745